STOCKHOLDERS DEFICIT (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
STOCKHOLDER'S DEFICIT
Unissued shares for TPT consulting agreements	3,000,000	2,175,000
Shares receivable under terminated acquisition agreement	(3,096,181)	(3,096,181)
Net commitment	(96,181)	(921,181)